UNITED STATES
                      SECUTITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC  20549


                             FORM 13F COVER PAGE

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED:  March 31, 2005

CHECK HERE IF AMENDMENT [ ]; AMENDMENT NUMBER;
THIS AMENDMENT (CHECK ONLY ONE.): [ ] IS A RESTATEMENT
                                  [ ] ADDS NEW HOLDINGS ENTRIES.

INSTITUTIONAL INVESTMENT MANAGER FILLING THIS REPORT:

NAME:    HENRY H. ARMSTRONG ASSOCIATES, INC.
ADDRESS: 1706 ALLEGHENY TOWER
         625 STANWIX STREET
         PITTSBURGH, PA  15222

13F FILE NUMBER:    28-7012

THE INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT AND THE PERSON BY WHOM IT IS SIGNED HEREBY REPRESENT THAT THE PERSON SIGNING THE REPORT IS
AUTHORIZED TO SUBMIT IT, THAT ALL INFORMATION CONTAINED HEREIN IS TRUE, CORRECT AND COMPLETE, AND THAT IT IS UNDERSTOOD THAT ALL REQUIRED ITEMS, STATEMENTS, SCHEDULES, LISTS, AND TABLES, ARE CONSIDERED INTEGRAL PARTS
OF THIS FORM.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

NAME:      JAMES MCKAY ARMSTRONG
TITLE:     PRESIDENT
PHONE:     412-471-1551
SIGNATURE, PLACE, AND DATE OF SIGNING:

   JAMES MCKAY ARMSTRONG             PITTSBURGH, PA          April 26, 2005


REPORT TYPE (CHECK ONLY ONE.):

[X]    13F HOLDINGS REPORT
[ ]    13F NOTICE
[ ]    13F COMBINATION REPORT

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                                  FORM 13F SUMMARY PAGE

REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:             0

FORM 13F INFORMATION TABLE ENTRY TOTAL:        45
FORM 13F INFORMATION VALUE TOTAL:              $336928

LIST OF OTHER INCLUDED MANAGERS:

NO.         13F FILE NUMBER                NAME

FORM 13F INFORMATION TABLE


NAME OF ISSUER  TITLE     CUSIP    VALUE  SHARES/ INVSTMNT  OTHER  VOTING AUTH
	       OF CLASS          (X$1000) PRN AMT DSCRETN   MGRS  SOLE SHRD NONE
.................................................................................
Abbott Labs     Common	002824100   2161     46353   Sole		     46353
Amgen Inc.      Common  031162100    330      5672   Sole                     5672
Anheuser Busch  Common  035229103    426      8995   Sole                     8995
Automatic Data 	Common	053015103   4704    104641   Sole                   104641
Berkshire Hath	Common	084670108  67512       776   Sole                      776
Berkshire Hath	Common	084670207   7731      2707   Sole                     2707
Buckeye PartnersL.P.    118230101    299      6550   Sole                     6550
Chevron Texaco  Common	166764100    837     14358   Sole                    14358
Cisco Systems	Common	17275R102   4311    240966   Sole                   240966
Coca-Cola Co.	Common	191216100  12940    310532   Sole                   310532
Costco WholesaleCommon	22160K105    210      4750   Sole		      4750
Emerson Elec.	Common	291011104    559      8605   Sole                     8605
ExxonMobil	Common	30231G102   4652     78047   Sole                    78047
First Data      Common	319963104  22284    566890   Sole                   566890
General ElectricCommon	369604103  12551    348046   Sole                   348046
Gillette Co.	Common	375766102  27050    535855   Sole                   535855
Hewlett Packard	Common	428236103   1062     48408   Sole                    48408
H.J. Heinz Co.	Common	423074103   1289     34988   Sole		     34988
IBM		Common	459200101    996     10904   Sole                    10904
Intel Corp.	Common	458140100   6578    283183   Sole                   283183
Johnson & JohnsoCommon	478160104  24857    370114   Sole                   370114
Linear TechnologCommon	535678106  21223    553985   Sole		    553985
Lexmark Int'l   Common  529771107    281      3510   Sole                     3510
MBNA Corp       Common  55262L100    245      9962   Sole                     9962
Medtronic	Common	585055106  14614    286826   Sole                   286826
Microsoft	Common	594918104  20895    864484   Sole                   864484
3M Company 	Common	604059105   1942     22668   Sole                    22668
Moody's Corp.	Common	615369105  28775    355859   Sole		    355859
National City 	Common	635405103   1465     43740   Sole                    43740
Old REpublic IntCommon	680223104    210      9000   Sole                     9000
Paychex Inc     Common  704326107    398     12112   Sole                    12112
PepsiCo		Common	713448108   1213     22872   Sole                    22872
Pfizer Inc.	Common	717081103   3103    118115   Sole                   118115
Procter & GambleCommon	742718109   2013     37974   Sole                    37974
Royal Dutch PetrCommon  780257804    254      4225   Sole                     4225
Sara Lee Corp	Common	803111103    224     10100   Sole                    10100
Sysco Corp.	Common	871829107    332      9287   Sole		      9287
Teppco Partners L.P.	872384102    319      7600   Sole                     7600
Valspar Corp.	Common	920355104    284      6100   Sole                     6100
Walgreen Co.	Common	931422109  23699    533510   Sole                   533510
Wal-mart Stores Common  931142103    616     12291   Sole                    12291
Walt Disney Co.	Common	254687106    629     21906   Sole                    21906
Wells Fargo     Common  949746101    239      4000   Sole                     4000
Wm. Wrigley Jr. Common	982526105  10093    153930   Sole                   153930
Wyeth           Common  983024100    523     12408   Sole                    12408